Fixed Assets - Summary of Fixed Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 8,042	R$ 8,541
Book value	8,042	8,541	R$ 8,541
Ending balance	7,359	8,042	8,541
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,114	18,350	17,200
Acquisitions	943	1,430	1,466
Book value	19,114	18,350	17,200
Disposal	(464)	(551)	(555)
Exchange variation	55	34	145
Transfers		(66)
Other	8	(83)	94
Ending balance	19,656	19,114	18,350
Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,072)	(9,809)	(8,489)
Accumulated depreciation	(1,564)	(1,702)	(1,688)
Book value	(11,072)	(9,809)	(8,489)
Disposal	353	456	440
Exchange variation	6	(101)	(44)
Other	(20)	84	(28)
Ending balance	(12,297)	(11,072)	(9,809)
Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	0
Fixed assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	387	792
Book value	387	792	792
Ending balance	367	387	792
Fixed assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	387	792	2,277
Acquisitions	302	341	198
Book value	387	792	2,277
Exchange variation		(2)
Transfers	(320)	(738)	(1,681)
Other	(2)	(6)	(2)
Ending balance	367	387	792
Fixed assets under construction [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	0
Real estate in use [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,047	1,008
Book value	1,047	1,008	1,008
Ending balance	1,044	1,047	1,008
Real estate in use [Member] | Land [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,047	1,008	1,011
Acquisitions		57
Book value	1,047	1,008	1,011
Disposal	(1)	(4)	(6)
Exchange variation	4	(15)	3
Other	(6)	1
Ending balance	1,044	1,047	1,008
Real estate in use [Member] | Land [member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	R$ 0
Real estate in use [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,259	R$ 1,262
Annual depreciation rates	4 percent	4 percent	4 percent
Book value	R$ 1,259	R$ 1,262	R$ 1,262
Ending balance	1,214	1,259	1,262
Real estate in use [Member] | Buildings [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,099	3,026	2,220
Acquisitions		70	6
Book value	3,099	3,026	2,220
Disposal	(69)	(13)	(13)
Exchange variation	5	(11)	35
Transfers	86	27	777
Other	(14)		1
Ending balance	3,107	3,099	3,026
Real estate in use [Member] | Buildings [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,840)	(1,764)	(1,695)
Accumulated depreciation	(80)	(80)	(74)
Book value	(1,840)	(1,764)	(1,695)
Disposal	16	11	9
Exchange variation		(8)	(6)
Other	11	1	2
Ending balance	(1,893)	(1,840)	(1,764)
Real estate in use [Member] | Buildings [member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	R$ 0
Other fixed assets [Member] | Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 743	R$ 743
Annual depreciation rates	10 percent	10 percent	10 percent
Book value	R$ 743	R$ 743	R$ 743
Ending balance	829	743	743
Other fixed assets [Member] | Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,857	1,673	1,468
Acquisitions	147	137	139
Book value	1,857	1,673	1,468
Disposal	(46)	(56)	(112)
Exchange variation	37	(22)	81
Transfers	122	125	63
Other	87		34
Ending balance	2,204	1,857	1,673
Other fixed assets [Member] | Improvements [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,114)	(930)	(754)
Accumulated depreciation	(211)	(245)	(257)
Book value	(1,114)	(930)	(754)
Disposal	29	53	109
Exchange variation	(12)	8	(27)
Other	(67)		(1)
Ending balance	(1,375)	(1,114)	(930)
Other fixed assets [Member] | Improvements [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	0
Other fixed assets [Member] | Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	915	960
Book value	915	960	960
Ending balance	804	915	960
Other fixed assets [Member] | Installations [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,901	1,801	1,116
Acquisitions	7	47	75
Book value	1,901	1,801	1,116
Disposal	(1)	(15)	182
Exchange variation	15	(3)	6
Transfers	26		422
Other	7	71
Ending balance	1,955	1,901	1,801
Other fixed assets [Member] | Installations [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(986)	(841)	(519)
Accumulated depreciation	(154)	(142)	(129)
Book value	(986)	(841)	(519)
Disposal		6	(183)
Exchange variation	10	9	(2)
Other	(21)	(18)	(8)
Ending balance	(1,151)	(986)	(841)
Other fixed assets [Member] | Installations [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	0
Other fixed assets [Member] | Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	531	396
Book value	531	396	396
Ending balance	437	531	396
Other fixed assets [Member] | Furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,205	975	916
Acquisitions	111	309	141
Book value	1,205	975	916
Disposal	(14)	(8)	(68)
Exchange variation	(12)	(67)	8
Transfers		1
Other	(138)	(5)	(22)
Ending balance	1,152	1,205	975
Other fixed assets [Member] | Furniture and Equipment [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(674)	(579)	(504)
Accumulated depreciation	(104)	(102)	(93)
Book value	(674)	(579)	(504)
Disposal	6	5	13
Exchange variation	28	(1)	1
Other	29	3	4
Ending balance	(715)	(674)	(579)
Other fixed assets [Member] | Furniture and Equipment [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	0
Other fixed assets [Member] | EDP systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,739	3,079
Book value	2,739	3,079	3,079
Ending balance	2,268	2,739	3,079
Other fixed assets [Member] | EDP systems [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,543	8,217	7,419
Acquisitions	294	246	824
Book value	8,543	8,217	7,419
Disposal	(313)	(449)	(533)
Exchange variation	5	151	6
Transfers	86	515	419
Other	64	(137)	82
Ending balance	8,679	8,543	8,217
Other fixed assets [Member] | EDP systems [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,804)	(5,138)	(4,538)
Accumulated depreciation	(910)	(1,038)	(1,057)
Book value	(5,804)	(5,138)	(4,538)
Disposal	283	377	489
Exchange variation	(16)	(101)	(7)
Other	36	96	(25)
Ending balance	(6,411)	(5,804)	(5,138)
Other fixed assets [Member] | EDP systems [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	0	0	0
Other fixed assets [Member] | Other (communication,security and transportation) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	421	301
Book value	421	301	301
Ending balance	396	421	301
Other fixed assets [Member] | Other (communication,security and transportation) [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,075	858	773
Acquisitions	82	223	83
Book value	1,075	858	773
Disposal	(20)	(6)	(5)
Exchange variation	1	3	6
Transfers		4
Other	10	(7)	1
Ending balance	1,148	1,075	858
Other fixed assets [Member] | Other (communication,security and transportation) [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(654)	(557)	(479)
Accumulated depreciation	(105)	(95)	(78)
Book value	(654)	(557)	(479)
Disposal	19	4	3
Exchange variation	(4)	(8)	(3)
Other	(8)	2
Ending balance	(752)	(654)	(557)
Other fixed assets [Member] | Other (communication,security and transportation) [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/ assumptions	0	0	0
Reversals	R$ 0	R$ 0	R$ 0
Other fixed assets [Member] | Bottom of range [member] | Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10 percent	10 percent	10 percent
Other fixed assets [Member] | Bottom of range [member] | Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10 percent	10 percent	10 percent
Other fixed assets [Member] | Bottom of range [member] | EDP systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent
Other fixed assets [Member] | Bottom of range [member] | Other (communication,security and transportation) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10 percent	10 percent	10 percent
Other fixed assets [Member] | Top of range [member] | Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent
Other fixed assets [Member] | Top of range [member] | Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent
Other fixed assets [Member] | Top of range [member] | EDP systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	50 percent	50 percent	50 percent
Other fixed assets [Member] | Top of range [member] | Other (communication,security and transportation) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20 percent	20 percent	20 percent